Lease liability and Right-of-use assets (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Movements of the right-of-use assets [roll forward]
Additions to right-of-use assets	$ 537
Depreciation charge	(305)
Lease contract terminations, right-of-use assets	(98)
Impact of divestments	(17)
Increase decrease through net exchange differences, right-of-use assets	6
Right-of-use assets at end of period	1,677
Discontinued operations
Movements of the right-of-use assets [roll forward]
Additions to right-of-use assets	$ 3